Document and Entity Information	3 Months Ended
Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	CHALET LIFESTYLES, INC.
Entity Central Index Key	0001617782
Document Type	S-1
Document Period End Date	Sep. 30, 2014
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Smaller Reporting Company